CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 165,492	$ 188,362
Investment in debt and equity securities	5,104	7,283
Trade accounts receivable	41,190	20,003
Inventories	11,728	16,395
Prepaid expenses and accrued income	16,489	17,127
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	20,640	15,432
Financial instruments at fair value, current portion	4,617	1,936
Total current assets	298,059	296,982
Vessels, rigs and equipment, net	2,654,733	2,646,389
Vessels under finance lease, net	573,454	614,763
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	35,099	103,591
Investment in associated companies	16,473	16,547
Capital improvements, newbuildings and vessel purchase deposits	86,058	97,860
Loans and long term receivables from related parties including associates	45,000	45,000
Financial instruments at fair value, long-term portion	13,608	26,716
Other long-term assets	8,905	13,482
Total assets	3,731,389	3,861,330
Current liabilities
Short-term debt and current portion of long-term debt	432,918	921,270
Finance lease liability, current portion	419,341	53,655
Trade accounts payable	30,259	7,887
Accrued expenses	39,187	27,198
Financial instruments at fair value, current portion	12,366	16,861
Total current liabilities	969,195	1,056,611
Long-term liabilities
Long-term debt	1,713,828	1,279,786
Finance lease liability, long-term portion	0	419,341
Financial instruments at fair value, long-term portion	8,965	14,357
Other long-term liabilities	4	4
Total liabilities	2,691,992	2,770,099
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 300,000,000 shares authorized; 138,562,173 shares issued and 137,467,078 shares outstanding as of December 31, 2023). ($0.01 par value; 300,000,000 shares authorized; 138,562,173 shares issued and outstanding as of December 31, 2022).	1,386	1,386
Additional paid-in capital	618,164	616,554
Treasury stock	(10,174)	0
Contributed surplus	424,562	424,562
Accumulated other comprehensive income	4,499	8,714
Retained earnings	960	40,015
Total stockholders' equity	1,039,397	1,091,231
Total liabilities and stockholders' equity	3,731,389	3,861,330
Related Party
Current assets
Other receivables	3,532	4,392
Loans and long term receivables from related parties including associates	45,000	45,000
Current liabilities
Other current liabilities	2,890	1,936
Nonrelated Party
Current assets
Other receivables	29,267	26,052
Current liabilities
Other current liabilities	$ 32,234	$ 27,804